SIGNIFICANT ACCOUNTING POLICIES - Adoption of New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)	$ (605)	$ (1,136)	$ (2,815)		$ (5,944)
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)	$ 8,013	7,452	$ 5,664		2,725
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)		1			(1,209)
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to accumulated deficit (less than)		$ 1		$ (1,209)	$ (1,209)